Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Common Stock TWD ($)	Common Stock USD ($)	Additionalpaid-in Capital TWD ($)	Additionalpaid-in Capital USD ($)	Treasury Stocks TWD ($)	Treasury Stocks USD ($)	Share Options TWD ($)	Share Options USD ($)	Restricted Stocks TWD ($)	Restricted Stocks USD ($)	Accumulated Deficit TWD ($)	Accumulated Deficit USD ($)	Exchange Difference on Translation of Foreign Financial Statements TWD ($)	Exchange Difference on Translation of Foreign Financial Statements USD ($)	Unearned Compensation TWD ($)	Unearned Compensation USD ($)	Equity Attributable to Owners of Parent TWD ($)	Equity Attributable to Owners of Parent USD ($)	Non-controlling Interest TWD ($)	Non-controlling Interest USD ($)
Balance at Dec. 31, 2017	$ 987,284		$ 561,990		$ 1,058,608		$ 7,009		$ 229,214		$ 27,794		$ (874,086)		$ (1,712)		$ (21,533)
Effects of retrospective application of new standards at Dec. 31, 2017	(7,941)												(7,941)
Balance after adjustments at Dec. 31, 2017	979,343		561,990		1,058,608		7,009		229,214		27,794		(882,027)		(1,712)		(21,533)
Net loss	(901,574)												(901,574)
Other comprehensive (loss) income	(1,254)												(527)		(727)
Total comprehensive loss	(902,828)												(902,101)		(727)
Issuance of new share capital	550,857		78,311		472,546
Issuance of restricted stocks to employees	438		500								3,539						(3,421)
Share-based payments	41,386								27,570								13,816
Share options forfeited					69,935				(69,935)
Cancellation of restricted stocks			(350)								350
Restricted stocks vested					5,813						(5,813)
Capital surplus used to cover accumulated deficit					(874,086)								874,086
Balance at Dec. 31, 2018	669,196		640,451		732,816		7,009		186,849		25,690		(910,042)		(2,439)		(11,138)
Net loss	(807,522)												(807,522)
Other comprehensive (loss) income	(2,782)												(211)		(2,571)
Total comprehensive loss	(810,304)												(807,733)		(2,571)
Issuance of new share capital	836,400		102,000		734,400
Share-based payments	26,793								18,223								8,570
Share options forfeited					36,216				(36,216)
Cancellation of restricted stocks	(175)		(512)								337
Restricted stocks vested					9,006						(9,006)
Balance at Dec. 31, 2019	721,910		741,939		1,512,438		7,009		168,856		17,021		(1,717,775)		(5,010)		(2,568)		$ 721,910
Net loss	(983,309)	$ (35,018)											(981,517)						(981,517)		$ (1,792)
Other comprehensive (loss) income	262	9											(682)		944				262
Total comprehensive loss	(983,047)	(35,009)											(982,199)		944				(981,255)		(1,792)
Issuance of new share capital	680,000		100,000		580,000														680,000
Share-based payments	17,657								15,217								2,440		17,657
Share options forfeited					63,930				(63,930)
Cancellation of restricted stocks	(390)		(390)																(390)
Restricted stocks vested					11,586						(11,586)
Non-controlling interests	427,197																				427,197
Balance at Dec. 31, 2020	$ 863,327	$ 30,746	$ 841,549	$ 29,970	$ 2,167,954	$ 77,206	$ 7,009	$ 250	$ 120,143	$ 4,278	$ 5,435	$ 194	$ (2,699,974)	$ (96,153)	$ (4,066)	$ (145)	$ (128)	$ (4)	$ 437,922	$ 15,596	$ 425,405	$ 15,150